SEGMENT REPORTING, Concentration Risk (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue [Member] | Customer Concentration Risk [Member] | Verizon Communications Inc. [Member] | Technology Segment [Member]
Concentration of Risk [Abstract]
Percentage of concentration risk	22.00%	24.00%	19.00%